MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 13:-	MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells tactical land radars for ground forces and border protection and avionics systems (including inertial navigation systems) for fighter aircraft and UAVs (see also Note 1a).

b.	Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2019	2018
	Unaudited

Israel	$6,184	$3,593
Asia	1,838	2,540
North America	7,876	5,528
Latin America	759	214
Europe	2,057	721

Total	$18,714	$12,596

c.	Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2019	2018
	Unaudited
	%

Customer A	13	11
Customer B	11	7
Customer C	7	20
Customer D	15	3
Customer E	7	10
Customer F	0	11